Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Cash Delivery (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Remuneration of key personnel
Cash paid, immediate	€ 2,572	€ 3,254
Cash paid, deferred	3,020	2,230
Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid, immediate	1,302	1,480
Cash paid, deferred	1,383	1,025
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid, immediate	870	989
Cash paid, deferred	925	686
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Cash paid, immediate	400	785
Cash paid, deferred	€ 712	€ 519